Share-Based Compensation - Summary of Options Granted Under The Plan (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance		9,115,000	9,896,000	9,714,000
Number of options, Granted		1,212,000	901,000	1,653,000
Number of options, Forfeit		(95,000)	(404,000)	(513,000)
Number of options, Exercised	[1]	(113,000)	(1,278,000)	(958,000)
Number of Options, Ending balance		10,119,000	9,115,000	9,896,000	9,714,000
Number of options stock options exercisable		6,889
Weighted-Average Exercise Price, Beginning balance		$ 4.55	$ 4.17	$ 4.18
Weighted average exercise price, Granted		4.56	6.83	4.87
Weighted average exercise price, Forfeit		9.19	4.51	6.44
Weighted average exercise Price, Exercised	[1]	2.05	3.04	1.02
Weighted-Average Exercise Price, Ending balance		4.55	$ 4.55	$ 4.17	$ 4.18
Weighted average exercise price, stock options exercisable		$ 4.42
Remaining contractual term in years		2 years 4 months 6 days	3 years 7 days	3 years 10 months 9 days	4 years 4 months 13 days
Remaining contractual terms in years, stock options exercisable		1 year 9 months 10 days
Beginning Balance Weighted average grant date fair value		$ 1.74	$ 1.44	$ 1.41
Weighted average grant date fair value, Granted		1.91	3.22	2.42
Weighted average grant date fair value, Exercised	[1]	0.72	0.54	0.52
Weighted average grant date fair value, Forfeit		4.19	1.29	3.72
Ending Balance Weighted average grant date fair value		1.75	$ 1.74	$ 1.44	$ 1.41
Weighted average grant date fair value, stock options exercisable		$ 1.45
Loja Integrada
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance		0	8,420	8,420
Number of options, Forfeit			(8,420)	0
Number of Options, Ending balance			0	8,420	8,420
Weighted-Average Exercise Price, Beginning balance		$ 0	$ 14.81	$ 13.48
Weighted average exercise price, Forfeit			13.08	0
Weighted-Average Exercise Price, Ending balance			0	$ 14.81	$ 13.48
Remaining contractual term in years				4 years 4 months 6 days	5 years 4 months 6 days
Beginning Balance Weighted average grant date fair value		$ 0	6.17	$ 5.66
Weighted average grant date fair value, Forfeit			5.49	0
Ending Balance Weighted average grant date fair value			$ 0	$ 6.17	$ 5.66

[1]	The number of stock options withheld for tax purposes was 3 thousand shares (186 thousand shares in 2024 and 38 thousand shares in 2023).